Other income and expenses, net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Pension and medical benefits - retirees (1)	$ (1,293)	$ (296)	$ (1,602)	$ (577)
Stoppages for asset maintenance and pre-operating expenses	(700)	(600)	(1,352)	(1,099)
Losses with legal, administrative and arbitration proceedings	(240)	(277)	(521)	(531)
Profit sharing	(135)	(32)	(311)	(67)
Variable compensation programs	(100)	(131)	(179)	(271)
Operating expenses with thermoelectric power plants	(53)	(44)	(119)	(85)
Institutional relations and cultural projects	(44)	(25)	(71)	(47)
Expenses with contractual fines received	(18)	(58)	(35)	(120)
Amounts recovered from Lava Jato investigation (2)	2	4	7	93
Gains (losses) with commodities derivatives	19	(10)	24	69
Ship/take or pay agreements and fines imposed to suppliers	41	37	88	70
Government grants	17	72	95	176
Results from co-participation agreements in bid areas	55		103	28
Results of non-core activities	83	46	122	80
Fines imposed on suppliers	69	66	125	109
Early termination and changes to cash flow estimates of leases	77	91	146	258
Reimbursements from E&P partnership operations	113	119	269	280
Results on disposal/write-offs of assets	124	691	286	1,187
Others (3)	56	(131)	(46)	(499)
Total	$ (1,927)	$ (478)	$ (2,971)	$ (946)